Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)
Current Assets
Allowance for doubtful accounts	$ 212		$ 104
Stockholders' Equity [Abstract]
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, par value		€ 0.01		€ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	44,080,627	44,080,627	44,080,627	44,080,627
Ordinary shares, shares outstanding	32,329,244	32,329,244	32,791,338	32,791,338
Treasury shares	11,751,383	11,751,383	11,289,289	11,289,289